Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nicholas II, Inc.
Entity Central Index Key	0000723455
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Nicholas II, Inc. | Class I
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class I
Trading Symbol	NCTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended September 30, 2025, the Fund's Class I returned -0.07%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund can lag in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class I posted a slightly negative return during the period, underperforming relative to its benchmark. Overall equity market returns were strong but concentrated within sectors and securities experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Stable growth companies, examples of which are held in the Fund, experienced multiple compression despite reasonably strong earnings and cash flow growth. Accommodative monetary policy also led to the outperformance of interest rate-sensitive areas, where the Fund is typically underweight due to the cyclical nature of interest rates.

What factors influenced performance?

The fiscal year was marked by strong equity performance in what the investment team would deem a "risk on" environment led by lower quality companies. Many of those companies are cyclical in nature with less predictable or limited earnings growth and cash flow generation, characteristics which the Fund seeks to avoid in its holdings.

Top Contributors:

The largest contributors to the Fund's performance relative to the benchmark were positive security selection within the materials and real estate sectors.

Individual name contributors (contribution to return basis):

  CyberArk Software (CYBR)

  Zscaler, Inc. (ZS)

  O'Reilly Automotive (ORLY)

Top Detractors:

Negative security selection within the health care and information technology sectors detracted from the Fund's performance. Cash held within the Fund was an additional fifty-five basis point drag on performance for the fiscal year.

Individual name detractors (contribution to return basis):

  Gartner, Inc. (IT)

  Trade Desk, Inc. Class A (TTD)

  Charles River Labs (CRL)

We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and are no guarantee of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of September 30, 2025
	1 Year	5 Years	10 Years
Nicholas II, Inc. - Class I	-0.07%	7.97%	9.95%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell Midcap Index	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 1,032,858,104
Holdings Count | shares	71
Advisory Fees Paid, Amount	$ 5,541,359
Investment Company, Portfolio Turnover	14.25%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of September 30, 2025
Net Assets	$1,032,858,104
Number of Portfolio Holdings	71
Portfolio Turnover Rate	14.25%
Total Advisory Fees Paid	$5,541,359

Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.53%
Vulcan Materials Company	2.50%
Teledyne Technologies Incorporated	2.49%
PTC Inc.	2.34%
CBRE Group, Inc. Class A	2.30%
Zscaler, Inc.	2.23%
AMETEK, Inc.	2.06%
Dynatrace, Inc.	2.06%
TransUnion	2.04%
Veeva Systems Inc Class A	2.00%
Total of top ten	22.55%
Sector Diversification (As a Percentage of Total Investments)
As of September 30, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.53%
Vulcan Materials Company	2.50%
Teledyne Technologies Incorporated	2.49%
PTC Inc.	2.34%
CBRE Group, Inc. Class A	2.30%
Zscaler, Inc.	2.23%
AMETEK, Inc.	2.06%
Dynatrace, Inc.	2.06%
TransUnion	2.04%
Veeva Systems Inc Class A	2.00%
Total of top ten	22.55%

Nicholas II, Inc. | Class N
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class N
Trading Symbol	NNTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class N	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended September 30, 2025, the Fund's Class N returned -0.40%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund can lag in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class I posted a slightly negative return during the period, underperforming relative to its benchmark. Overall equity market returns were strong but concentrated within sectors and securities experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Stable growth companies, examples of which are held in the Fund, experienced multiple compression despite reasonably strong earnings and cash flow growth. Accommodative monetary policy also led to the outperformance of interest rate-sensitive areas, where the Fund is typically underweight due to the cyclical nature of interest rates.

What factors influenced performance?

The fiscal year was marked by strong equity performance in what the investment team would deem a "risk on" environment led by lower quality companies. Many of those companies are cyclical in nature with less predictable or limited earnings growth and cash flow generation, characteristics which the Fund seeks to avoid in its holdings.

Top Contributors:

The largest contributors to the Fund's performance relative to the benchmark were positive security selection within the materials and real estate sectors.

Individual name contributors (contribution to return basis):

  CyberArk Software (CYBR)

  Zscaler, Inc. (ZS)

  O'Reilly Automotive (ORLY)

Top Detractors:

Negative security selection within the health care and information technology sectors detracted from the Fund's performance. Cash held within the Fund was an additional fifty-five basis point drag on performance for the fiscal year.

Individual name detractors (contribution to return basis):

  Gartner, Inc. (IT)

  Trade Desk, Inc. Class A (TTD)

  Charles River Labs (CRL)

We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and are no guarantee of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of September 30, 2025
	1 Year	5 Years	10 Years
Nicholas II, Inc. - Class N	-0.40%	7.64%	9.60%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell Midcap Index	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 1,032,858,104
Holdings Count | shares	71
Advisory Fees Paid, Amount	$ 5,541,359
Investment Company, Portfolio Turnover	14.25%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of September 30, 2025
Net Assets	$1,032,858,104
Number of Portfolio Holdings	71
Portfolio Turnover Rate	14.25%
Total Advisory Fees Paid	$5,541,359

Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.53%
Vulcan Materials Company	2.50%
Teledyne Technologies Incorporated	2.49%
PTC Inc.	2.34%
CBRE Group, Inc. Class A	2.30%
Zscaler, Inc.	2.23%
AMETEK, Inc.	2.06%
Dynatrace, Inc.	2.06%
TransUnion	2.04%
Veeva Systems Inc Class A	2.00%
Total of top ten	22.55%
Sector Diversification (As a Percentage of Total Investments)
As of September 30, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.53%
Vulcan Materials Company	2.50%
Teledyne Technologies Incorporated	2.49%
PTC Inc.	2.34%
CBRE Group, Inc. Class A	2.30%
Zscaler, Inc.	2.23%
AMETEK, Inc.	2.06%
Dynatrace, Inc.	2.06%
TransUnion	2.04%
Veeva Systems Inc Class A	2.00%
Total of top ten	22.55%